Revenue from Contracts with Customers - Schedule of Disaggregation of Revenue from Contracts with Customers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	¥ 162,881	¥ 146,054	¥ 152,241
Cost of sales	(44,281)	(32,343)	(34,114)
Gross profit	118,600	113,711	118,127
Southern China
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	82,481	55,597	65,007
Northern China
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	79,020	90,457	87,234
Others
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	1,380
Revenue Recognised at a Point in Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	119,998	126,646	123,869
Revenue Recognised Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	42,883	19,408	28,372
Subscription and Licensing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	76,583	81,901	90,324
Cost of sales	(8,725)	(20,330)	(20,342)
Gross profit	67,858	61,571	69,982
Smart Music Education Business
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	58,784	64,153	61,917
Cost of sales	(17,319)	(12,013)	(13,772)
Gross profit	41,465	¥ 52,140	¥ 48,145
Music Events Business
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	27,514
Cost of sales	(18,237)
Gross profit	¥ 9,277